Annual Total Returns[BarChart] - Artisan Mid Cap Value Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.42%	11.39%	35.80%	1.52%	(9.89%)	22.47%	12.36%	(13.57%)	23.53%	5.44%